Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.1	177.8	174.3	178.0
Basic and diluted earnings per share (in euros per share)	€ 0.43	€ 0.29	€ 0.75	€ 0.56
Basic earnings per share	€ 0.43	€ 0.29	€ 0.75	€ 0.56
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.1	177.8	174.3	178.0
Diluted earnings per share	€ 0.43	€ 0.29	€ 0.75	€ 0.56